SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	$ 18,078,547	$ 14,078,009
(Loss) from operations		(124,356)	(1,676,233)
Corporate other income, net		1,069,057	182,254
Corporate interest income		1,630	609
Corporate interest expense		(352,240)	(262,420)
Income (loss) before income taxes		594,091	(1,755,790)
Income tax expense		(5,347)	(34,513)
Income from continuing operations		588,744	(1,790,303)
Income from discontinued operations			(18,727)
Net income (loss)		588,744	(1,809,030)
Less: Loss attributable to the non-controlling interest
Net income (loss) attributable to the Company	[2]	588,744	(1,809,030)
Non-cash compensation		136,000	1,392,603
Depreciation and amortization		1,129,724	1,289,272
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,697,478	973,909
Inventory obsolescence provision		10,736	8,458
Total assets		34,079,694	32,826,314	$ 32,826,314
TIT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	60,795	178,401
(Loss) from operations		(31,306)	(21,900)
Depreciation and amortization		9,942	22,380
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		4,378	(12,331)
Inventory obsolescence provision		(1,055)	2,455
Total assets		127,314	131,137
CBT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	18,017,752	13,899,608
(Loss) from operations		483,559	516,473
Depreciation and amortization		1,119,782	1,259,306
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		1,693,100	986,240
Inventory obsolescence provision		11,791	6,003
Total assets		33,744,814	31,384,549
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) from operations	[3]	(576,609)	(2,170,806)
Non-cash compensation		136,000	1,392,603
Depreciation and amortization			7,586
Total assets		$ 207,566	$ 1,310,628

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.